Product Warranties (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Product Warranties Disclosures [Abstract]
Summary Of Changes In Carrying Amount Of Liability For Product Warranties

The table below summarizes the changes in the carrying amount of the liability for product warranties for the quarters ended September 30, 2013 and September 30, 2012:

(in millions)
Balance at June 30, 2013	$18
Warranty Accrual	3
Warranty Claims Paid	(2)
Adjustments to Preexisting Accruals	(2)

Balance at September 30, 2013	$17

(in millions)
Balance at June 30, 2012	$31
Warranty Accrual	1
Warranty Claims Paid	(7)
Adjustments to Preexisting Accruals	—

Balance at September 30, 2012	$25

The table below summarizes the changes in the carrying amount of the liability for product warranties for the fiscal years ended June 30, 2013, and 2012:

(in millions)	Total
Balance at June 30, 2011	$21
Warranty Accrual	28
Warranty Claims Paid	(16)
Adjustments to Preexisting Accruals	(2)

Balance at June 30, 2012	31
Warranty Accrual	10
Warranty Claims Paid	(19)
Adjustments to Preexisting Accruals	(4)

Balance at June 30, 2013	$18